UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE VALUE TRUST

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 7.3%
Interactive Media & Services - 7.3%
Alphabet Inc., Class C Shares	100,000	$111,637,000	*
Facebook Inc., Class A Shares	132,610	22,104,761	*

TOTAL COMMUNICATION SERVICES		133,741,761

CONSUMER DISCRETIONARY - 7.0%
Automobiles - 1.4%
General Motors Co.	650,000	25,363,000

Hotels, Restaurants & Leisure - 1.2%
Melco Resorts & Entertainment Ltd., ADR	1,000,000	21,580,000

Household Durables - 1.3%
Lennar Corp., Class A Shares	500,000	23,710,000

Specialty Retail - 2.3%
AutoZone Inc.	50,000	42,367,000	*

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.	375,000	15,930,000	*

TOTAL CONSUMER DISCRETIONARY		128,950,000

CONSUMER STAPLES - 4.0%
Beverages - 1.8%
Anheuser-Busch InBev SA, ADR	425,000	32,487,000

Food Products - 2.2%
Mondelez International Inc., Class A Shares	900,000	41,634,000

TOTAL CONSUMER STAPLES		74,121,000

ENERGY - 10.8%
Energy Equipment & Services - 1.0%
Halliburton Co.	600,000	18,816,000

Oil, Gas & Consumable Fuels - 9.8%
Devon Energy Corp.	1,100,000	29,315,000
Encana Corp.	3,000,000	20,640,000
Kinder Morgan Inc.	4,000,000	72,400,000
Pioneer Natural Resources Co.	180,000	25,617,600
Plains GP Holdings LP, Class A Shares	1,400,000	31,976,000

Total Oil, Gas & Consumable Fuels		179,948,600

TOTAL ENERGY		198,764,600

FINANCIALS - 20.0%
Banks - 6.8%
Citigroup Inc.	700,000	45,122,000
KeyCorp	1,000,000	16,470,000
Wells Fargo & Co.	1,300,000	63,583,000

Total Banks		125,175,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - 2.3%
Intercontinental Exchange Inc.	550,000	$42,218,000

Consumer Finance - 2.9%
Synchrony Financial	1,800,000	54,072,000

Diversified Financial Services - 1.5%
Voya Financial Inc.	600,000	27,858,000

Insurance - 6.5%
American International Group Inc.	1,500,000	64,845,000
Brighthouse Financial Inc.	650,000	24,271,000	*
MetLife Inc.	650,000	29,685,500

Total Insurance		118,801,500

TOTAL FINANCIALS		368,124,500

HEALTH CARE - 17.0%
Biotechnology - 5.2%
Alexion Pharmaceuticals Inc.	650,000	79,924,000	*
Biogen Inc.	50,000	16,689,000	*

Total Biotechnology		96,613,000

Health Care Providers & Services - 2.2%
Universal Health Services Inc., Class B Shares	300,000	39,759,000

Pharmaceuticals - 9.6%
Allergan PLC	500,000	71,990,000
Bristol-Myers Squibb Co.	400,000	19,748,000
Merck & Co. Inc.	500,000	37,215,000
Mylan NV	1,600,000	47,920,000	*

Total Pharmaceuticals		176,873,000

TOTAL HEALTH CARE		313,245,000

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.7%
Safran SA	100,000	13,141,147	(a)

Air Freight & Logistics - 1.5%
CH Robinson Worldwide Inc.	325,000	28,200,250

Airlines - 1.9%
Delta Air Lines Inc.	700,000	34,601,000

Building Products - 1.0%
Owens Corning	350,000	18,336,500

Construction & Engineering - 1.2%
Fluor Corp.	600,000	21,942,000

Electrical Equipment - 0.5%
ABB Ltd., ADR	500,000	9,575,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Machinery - 0.8%
KION Group AG		250,000	$14,429,472	(a)

TOTAL INDUSTRIALS			140,225,369

INFORMATION TECHNOLOGY - 14.0%
IT Services - 2.2%
International Business Machines Corp.		300,000	40,326,000

Semiconductors & Semiconductor Equipment - 1.1%
QUALCOMM Inc.		400,000	19,808,000

Software - 9.2%
Microsoft Corp.		850,000	88,765,500
Oracle Corp.		1,600,000	80,368,000

Total Software			169,133,500

Technology Hardware, Storage & Peripherals - 1.5%
NetApp Inc.		430,000	27,421,100

TOTAL INFORMATION TECHNOLOGY			256,688,600

MATERIALS - 3.3%
Metals & Mining - 3.3%
Glencore PLC		2,300,000	9,349,427	*(a)
Royal Gold Inc.		575,000	50,237,750

TOTAL MATERIALS			59,587,177

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent, Class A Shares		1,400,000	30,954,000

UTILITIES - 5.4%
Electric Utilities - 2.9%
Exelon Corp.		1,100,000	52,536,000

Independent Power and Renewable Electricity Producers - 2.5%
AES Corp.		2,800,000	45,892,000

TOTAL UTILITIES			98,428,000

TOTAL COMMON STOCKS (Cost - $1,656,327,766)			1,802,830,007

	RATE
PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost - $17,021,850)	—	100,000	17,010,824	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,673,349,616)			1,819,840,831

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $20,307,217)	2.234%	20,307,217	$20,307,217

TOTAL INVESTMENTS - 100.1% (Cost - $1,693,656,833)			1,840,148,048
Liabilities in Excess of Other Assets - (0.1)%			(1,638,976)

TOTAL NET ASSETS - 100.0%			$1,838,509,072

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$112,654,750	$27,570,619	—	$140,225,369
Materials	50,237,750	9,349,427	—	59,587,177
Other Common Stocks	1,603,017,461	—	—	1,603,017,461
Preferred Stocks	—	17,010,824	—	17,010,824

Total Long-Term Investments	1,765,909,961	53,930,870	—	1,819,840,831

Short-Term Investments†	20,307,217	—	—	20,307,217

Total Investments	$1,786,217,178	$53,930,870	—	$1,840,148,048

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $53,930,870 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2019